[LOGO] LINCOLN
                                                                 -------
                                                                 FINANCIAL GROUP
                                                                 LINCOLN LIFE

JEREMY SACHS, ESQUIRE
ASSISTANT VICE PRESIDENT AND SENIOR COUNSEL
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
350 CHURCH STREET
HARTFORD, CT 06103
TELEPHONE: 860 466 1465
FACSIMILE: 860 466 1778


May 15, 2002


U.S. Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Variable Life Account B of ING Life Insurance and Annuity Company (the "Account") Rule 497(j) Filing
     File No. 033-75248; 811-04536

Ladies and Gentlemen:

Pursuant to an agreement between ING Life Insurance and Annuity Company ("ING") and The Lincoln National Life Insurance Company ("Lincoln"), Lincoln is responsible for filings associated with this Registration Statement.

On behalf of ING and its Separate Account referenced above and Lincoln, we certify, pursuant to Paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Supplement to the Prospectus for certain variable life insurance contracts offered by ING through the Account, otherwise requiring filing under Rule 497(b), does not differ from the form of the Supplement contained in the most recent post-effective amendment filed electronically on April 26, 2002.

Please contact me in writing or at (860) 466-1465 if you have any questions about this filing.

Sincerely yours,

/s/ Jeremy Sachs

Jeremy Sachs
Senior Counsel